Subsidiaries - Summary of Financial Information Related to Acquisition (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Dec. 31, 2014
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	¥ 158,926	¥ 146,746
Cash and cash equivalents	6,826	4,152	¥ 4,560		¥ 15,414
Net cash outflow	682	189	¥ 69
Goodwill	237	182
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	7
Trade and other receivables	124
Cash and cash equivalents	211
Trade and other payables	(124)
Less: fair value of identifiable net assets	218
Consideration, satisfied by cash	400			¥ 400
Cash consideration paid	400			400
Cash and cash equivalents acquired	(211)
Net cash outflow	189
Total consideration transferred	400			¥ 400
Fair value of identifiable net assets	(218)
Goodwill	¥ 182	¥ 182